Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Treasury shares, Value
Value of shares	£ (109,752)	£ (127,508)	£ (246,745)	£ (272,512)
Treasury shares
Treasury shares, Number of shares
Number of shares	1,683	1,683	1,683	1,683
Treasury shares, Value
Value of shares	£ 21,305	£ 21,305	£ 21,305	£ 21,305